Receivables, net	12 Months Ended
Dec. 31, 2018
Receivables, net
	2018	2017
	US$’000	US$’000

Receivables	5,201	3,917
Less: Allowance for doubtful debts	(112)	(109)
	5,089	3,808

The following is an aging analysis of receivables, net as of December 31, 2018 and 2017:

	2018	2017
	US$’000	US$’000

Current	4,485	1,816
Past due
1-30 days	200	1,076
31-60 days	38	288
61-90 days	17	-
Greater than or equal to 91 days	349	628
	5,089	3,808

There is a receivable due from a PRC government-owned entity with net amount of approximately US$334,000 which the PRC court awarded judgment for the Group and required the entity to settle the receivable. The said amount has not yet recovered by the reporting date.

ZHEJIANG TIANLAN
Receivables, net
	2018	2017
	RMB’000	RMB’000

Receivables	177, 632	222,279
Less: Allowance for doubtful debts	(24,047)	(41,761)
	153,585	180,518

The following is an aging analysis of receivables, net as of December 31, 2018 and 2017:

	2018	2017
	RMB’000	RMB’000

Within 1 year	119,233	128,413
1 year - 2 years	21,182	37,934
2 years - 3 years	9,492	9,158
3 years - 4 years	3,225	4,120
4 years - 5 years	453	893
	153,585	180,518

At December 31, 2018, the receivables, net pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB21,634,000 (2017: RMB24,363,000).